Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2023
Prepaid expenses and accrued revenues
Prepaid expenses and accrued revenues	Note 17. Prepaid expenses and accrued revenues

Skr mn	Dec 31, 2023	Dec 31, 2022
Interest income accrued	7,938	4,121
Prepaid expenses and other accrued revenues	56	41
Total	7,994	4,162